Thrivent Global Stock Portfolio Annual Fund Operating Expenses - Thrivent Global Stock Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.60%